NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 28,620	$ 15,634
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,303	3,055
Performing Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	28,360	15,160
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,303	2,905
Nonperforming Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 260	474
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		$ 150